Consolidated Condensed Statement of Changes in Equity (Unaudited) - USD ($)	Share capital	Translation of foreign subsidiaries	Retained earnings	Share Premium reserves	Parent	Non- controlling interest	Total
Balance at Mar. 31, 2021	$ 341,541	$ (1,049,440)	$ 12,538,469		$ 11,830,570	$ (77,975)	$ 11,752,595
Balance (in Shares) at Mar. 31, 2021	34,154,062
Balance at Sep. 30, 2021	$ 341,541	(691,546)	12,367,105		12,017,100	2,119	12,019,219
Balance (in Shares) at Sep. 30, 2021	34,154,062
Adjustment for deconsolidation of subsidiary (refer note 19)		12,936			12,936	92,851	105,787
Loss for the period			(171,364)		(171,364)	(12,757)	(184,121)
Foreign currency translation of subsidiaries, net of tax		344,958			344,958		344,958
Balance at Mar. 31, 2022	$ 341,541	(283,078)	12,148,403		12,206,866	1,908	12,208,774
Balance (in Shares) at Mar. 31, 2022	34,154,062
Balance at Sep. 30, 2022	$ 375,766	659,060	10,428,306	12,474,944	23,938,076	1,908	23,939,983
Balance (in Shares) at Sep. 30, 2022	37,576,449
Loss for the period			(1,720,097)		(1,720,097)		(1,720,097)
Issue of shares to the public	$ 30,010			12,441,762	12,471,772		12,471,772
Issue of shares to the public (in Shares)	3,000,895
Share issue expenses				(37,926)	(37,926)		(37,926)
Share warrants exercised	$ 4,215			71,108	75,323		75,323
Share warrants exercised (in Shares)	421,492
Foreign currency translation of subsidiaries, net of tax		$ 942,137			$ 942,137		$ 942,137